Cover	Jan. 20, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2025
Entity File Number	001-41922
Entity Registrant Name	JVSPAC Acquisition Corp.
Entity Central Index Key	0001866001
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	G/F Hang Tak Building
Entity Address, Address Line Two	1 Electric Street
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	+852
Local Phone Number	9258 9728
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	JVSAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, no par value
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	JVSA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	JVSAR
Security Exchange Name	NASDAQ